EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2013	5,374,000
Options outstanding, Weighted average remaining contractual life	2 years 8 months 12 days
Options outstanding, Weighted Average Exercise Price	$ 5
Options exercisable as of December 31, 2013	4,097,913
Options exercisable, Weighted average exercise price of exercisable options	$ 5.4
Non-Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 3
Exercise Price, upper limit	$ 5.65
Options outstanding as of December 31, 2013	35,000
Options outstanding, Weighted average remaining contractual life	4 years 1 month 6 days
Options outstanding, Weighted Average Exercise Price	$ 4.1
Options exercisable as of December 31, 2013	14,625
Options exercisable, Weighted average exercise price of exercisable options	$ 5.1
$3.00 - 4.30 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 3
Exercise Price, upper limit	$ 4.3
Options outstanding as of December 31, 2013	1,770,000
Options outstanding, Weighted average remaining contractual life	3 years 6 months
Options outstanding, Weighted Average Exercise Price	$ 3.5
Options exercisable as of December 31, 2013	734,250
Options exercisable, Weighted average exercise price of exercisable options	$ 3.8
$4.54 - 6.77 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 4.54
Exercise Price, upper limit	$ 6.77
Options outstanding as of December 31, 2013	3,553,000
Options outstanding, Weighted average remaining contractual life	2 years 3 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 5.7
Options exercisable as of December 31, 2013	3,312,663
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7
$7.48 - 8.10 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 7.89
Exercise Price, upper limit	$ 8.10
Options outstanding as of December 31, 2013	51,000
Options outstanding, Weighted average remaining contractual life	2 years 4 months 24 days
Options outstanding, Weighted Average Exercise Price	$ 8
Options exercisable as of December 31, 2013	51,000
Options exercisable, Weighted average exercise price of exercisable options	$ 8